Commitments and Contingencies (Details) - Schedule of Commitments and Contingencies - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Commitments and Contingencies [Abstract]
Commitment for capital investment in Sri Sai	$ 7,500,000
Other capital commitment	1,411,022
Financially support the investment in research organizations – GHSI		730,000
Total	$ 8,911,022	$ 730,000